Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charterer A [Member]
Product Information [Line Items]
Total	[1]		31.00%	24.00%
Charterer B [Member]
Product Information [Line Items]
Total	[1]		20.00%	43.00%
Charterer C [Member]
Product Information [Line Items]
Total	[1]		15.00%
Charterer D [Member]
Product Information [Line Items]
Total	[1]	20.00%		18.00%
Charterer E [Member]
Product Information [Line Items]
Total	[1]	22.00%
Charterer F [Member]
Product Information [Line Items]
Total	[1]	11.00%
Charterers [Member]
Product Information [Line Items]
Total		53.00%	66.00%	85.00%

[1]	Tanker vessels segment